UNITED STATES SECURITIES AND EXCHANGE COMMISSION
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-8942
First Carolina Investors, Inc.
(Exact name of registrant as specified in charter)
9347 A Founders Street
Fort Mill, South Carolina 29708
(Address of principal executive office)
Brent D. Baird
First Carolina Investors, Inc.
9347 A Founders Street
Fort Mill, South Carolina 29708
(Name and address of agent of service)
Registrant’s telephone number, including area code: 803-802-0890
Date of fiscal year end: December 31, 2007
Date of reporting period: March 31, 2007
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimated and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Schedule of Investments. The schedule of investments are as follows:
Item 2. Controls and Procedures
Item 3. Exhibit.
Certifications

Item 1. Schedule of Investments. The schedule of investments are as follows:
FIRST CAROLINA INVESTORS, INC.
QUARTERLY HOLDINGS REPORT
SCHEDULE OF INVESTMENTS
March 31, 2007
(UNAUDITED)

	Principal
	Amount or
	No. Shares	Fair Value
Common and Preferred Stocks – 80.8%

Financial Services - 86.4%

Finova Group, Inc.	3,393,684	$271,495
Freddie Mac PFD – Series B	31,500	1,386,000
Freddie Mac PFD – Series L	79,900	3,299,870
M & T Bank Corporation	50,000	5,791,500
Marsh & McLennan Companies, Inc.	100,000	2,929,000

Manufacturing – 9.9%
High Falls Brewery Company, LLC	193,900	0
Sun-Rype Products Ltd	134.300	1,559,936

Diversified – 3.7%
Ravensource Fund	74,000	585,637

Total Common and Preferred Stocks		15,823,438

Fixed Income Securities – 19.2%
Abitibi Consolidated, Inc. 7.75% Note due 2011	$2,000,000	1,910,000
High Falls Brewery Company, LLC 12% Note due 2008	$1,110,000	0
Moran Energy, Inc. 8.75% Sub Note due 2008	$22,000	22,770
St. Paul Associates, LLC 12% Note due 2009	$175,000	180,771
Sea Containers Ltd. 10.5% SR Note due 2012	$2,000,000	1,640,000

Total Fixed Income Securities		3,753,541

Total Investments in Securities		$19,576,979

At March 31, 2007 the Registrant held short term investments consisting of a money market mutual fund of $10,517,375. At March 31, 2007 the amount due from an investment sold through a merger was $3,996,300.
Item 2. Controls and Procedures
(a)	The Registrant’s principal executive officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibit.
A separate certification from the principal executive officer as required pursuant to Rule 30a-2(a) under the 1940 Act is attached.